Equity	6 Months Ended
Jun. 30, 2025
Disclosure Equity Abstract
Equity

28. Equity

a) Share capital

As of June 30, 2025, the share capital was US$61,614 corresponding to 4,539,007,580 shares issued and fully paid without par value. The Board of Directors may, regardless of changes to by-laws, approve the issue and cancelation of common shares, including the capitalization of profits and reserves to the extent authorized.

	June 30, 2025
Shareholders	Common shares	Golden shares	Total
Previ (i)	394,305,082	–	394,305,082
Mitsui&co (i)	286,347,055	–	286,347,055
Blackrock, Inc (ii)	289,063,618	–	289,063,618
Total shareholders with more than 5% of capital	969,715,755	–	969,715,755
Free floating	3,299,063,020	–	3,299,063,020
Golden shares	–	12	12
Total outstanding (without shares in treasury)	4,268,778,775	12	4,268,778,787
Shares in treasury	270,228,793	–	270,228,793
Total capital	4,539,007,568	12	4,539,007,580

(i) Number of shares owned by shareholders, as per statement provided by the custodian, based on shares listed at B3.

(ii) Number of shares as reported in BlackRock, Inc.’s Schedule 13G/A, filed with the SEC.

b) Share buyback program

On February 19, 2025, the Board of Directors approved the common shares buyback program, limited to a maximum of 120,000,000 common shares or their respective ADRs, with a term of 18 months started from the end of the ongoing program, detailed below:

	Total of shares repurchased		Effect on cash flows
	Six-month period ended June 30,
	2025	2024	2025	2024
Shares buyback program up to 150,000,000 shares (i)
Acquired by Parent	–	17,413,659	–	231
Acquired by wholly owned subsidiaries	–	11,645,514	–	158
Total	–	29,059,173	–	389

(i) On October 26, 2023 a new share buyback program limited to a maximum of 150,000,000 common shares and their respective ADRs, over the next 18 months started from the end of the program previously on going.

c) Remuneration approved

The Company's By-laws determines as its minimum mandatory remuneration to Vale shareholders an amount equal to 25% of the net income, after appropriations to legal and tax incentive reserves. The remuneration approved as interest on capital (“JCP”) is gross up with the income tax applicable to Vale’s shareholders. The remuneration to Vale’s shareholders was based on the following resolutions:

•	On July 31, 2025 (subsequent event), the Board of Directors approved JCP to its shareholders in the total amount of US$1,448 (R$8,091 million), which will be paid in September 2025 as an anticipation of the remuneration for the year ending on December 31, 2025.
•	On February 19, 2025, the Board of Directors approved dividends to shareholders in the total amount of US$1,596 (R$9,143 million), approved as additional remuneration for the year ended December 31, 2024. This remuneration was fully paid in March 2025.
•	On February 22, 2024, the Board of Directors approved dividends to shareholders in the total amount of US$2,364 (R$11,722 million), for the year ended December 31, 2023. This remuneration was fully paid in March 2024.